CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Gold revenue	$ 1,155,637	$ 1,051,424
Cost of sales
Production costs (Note 22)	(374,178)	(350,445)
Depreciation and depletion	(251,306)	(248,198)
Royalties and production taxes	(79,693)	(72,060)
Total cost of sales	(705,177)	(670,703)
Gross profit	450,460	380,721
General and administrative	(54,558)	(51,293)
Share-based payments (Note 14)	(17,139)	(18,313)
Reversal of impairment (impairment) of long-lived assets, net (Note 10)	100,477	(18,186)
Gain on sale of Nicaraguan Group (Note 6)	40,129	0
Write-down of mineral property interests (Note 10)	(7,277)	(4,618)
Recovery of non-recoverable input taxes	57	818
Community relations	(3,227)	(4,214)
Share of net income of associate (Note 10)	1,114	0
Foreign exchange gains	1,633	4,147
Other	(3,661)	(2,948)
Operating income	508,008	286,114
Unrealized gain on fair value of convertible notes (Note 12)	0	10,651
Interest and financing expense	(26,550)	(30,645)
Gains on derivative instruments (Note 17)	1,580	412
Other	(649)	596
Income from continuing operations before taxes	482,389	267,128
Current income tax, withholding and other taxes (Note 19)	(114,449)	(103,937)
Deferred income tax expense (Note 19)	(59,081)	(28,424)
Net income from continuing operations	308,859	134,767
Net income (loss) from discontinued operations attributable to shareholders of the Company (Note 6)	6,982	(89,646)
Net income	315,841	45,121
Attributable to:
Net income (loss), attributable to Shareholders of the Company	293,382	28,938
Non-controlling interests	$ 22,459	$ 16,183
Earnings per share from continuing operations (attributable to shareholders of the Company)
Basic (in USD per share)	$ 0.28	$ 0.12
Diluted (in USD per share)	0.28	0.10
Earnings per share (attributable to shareholders of the Company)
Basic (in USD per share)	0.29	0.03
Diluted (in USD per share)	$ 0.29	$ 0.02
Weighted average number of common shares outstanding (in thousands)
Basic (in shares)	1,014,100	986,755
Diluted (in shares)	1,022,915	1,047,368